Share Capital - Schedule of Stock Option Activity (Details) $ / shares in Units, $ in Thousands															2 Months Ended		12 Months Ended
		Oct. 31, 2017 USD ($) shares $ / shares		Jun. 30, 2017 USD ($) shares $ / shares		Mar. 31, 2017 USD ($) shares $ / shares		Feb. 28, 2017 USD ($) shares $ / shares [3]	Nov. 30, 2016 USD ($) shares $ / shares		Mar. 31, 2016 USD ($) shares $ / shares [4]	Feb. 29, 2016 USD ($) shares $ / shares [5]	Nov. 30, 2015 USD ($) shares $ / shares [1]	Feb. 28, 2015 USD ($) shares $ / shares [2]	Jun. 30, 2016 USD ($) shares $ / shares		Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Oct. 30, 2017 USD ($) $ / shares [7]
IfrsStatementsLineItems [Line Items]
Number of stock options granted, Total																	1,071,000	1,029,129	492,470
Options [Member]
IfrsStatementsLineItems [Line Items]
Number of options granted to other than directors													432,470
Number of options granted to directors														60,000
Number of stock options granted, Total													432,470	60,000
Exercise price per ordinary share | $ / shares													$ 7.52	$ 6.03
The fair value of options on date of grant | $													$ 1,916	$ 722
Options and Restricted Stock Units [Member]
IfrsStatementsLineItems [Line Items]
Number of options granted to other than directors											114,129				70,000	[6]
Number of options granted to directors								20,000				20,000				[6]
Number of stock options granted, Total								20,000			114,129	20,000			70,000	[6]
Exercise price per ordinary share | $ / shares								$ 5.22			$ 0.002	$ 3.48
The fair value of options on date of grant | $								$ 100			$ 412	$ 51			$ 230	[6]
Options and Restricted Stock Units [Member] | Bottom of Range [Member]
IfrsStatementsLineItems [Line Items]
Exercise price per ordinary share | $ / shares	[6]														$ 3.30
Options and Restricted Stock Units [Member] | Top of Range [Member]
IfrsStatementsLineItems [Line Items]
Exercise price per ordinary share | $ / shares	[6]														$ 3.40
Options and Restricted Stock Units One [Member]
IfrsStatementsLineItems [Line Items]
Number of options granted to other than directors		700,000	[7]	100,000	[8]	10,000	[9]		725,000	[10]
Number of options granted to directors			[7]		[8]		[9]			[10]
Number of stock options granted, Total		700,000	[7]	100,000	[8]	10,000	[9]		725,000	[10]
Exercise price per ordinary share | $ / shares				$ 5.39	[8]	$ 5.43	[9]		$ 5.08	[10]										$ 5.99
The fair value of options on date of grant | $				$ 437	[8]	$ 30	[9]		$ 3,232	[10]										$ 4,113
Options and Restricted Stock Units Two [Member]
IfrsStatementsLineItems [Line Items]
Number of options granted to other than directors		140,000	[11]	36,000	[12]		[13]		100,000	[14]
Number of options granted to directors			[11]		[12]	65,000	[13]			[14]
Number of stock options granted, Total		140,000	[11]	36,000	[12]	65,000	[13]		100,000	[14]
Exercise price per ordinary share | $ / shares		$ 0.002	[11]	$ 0.002	[12]	$ 5.71	[13]		$ 0.002	[14]
The fair value of options on date of grant | $		$ 903	[11]	$ 175	[12]	$ 337	[13]		$ 492	[14]

[1]	432,470 options were allocated to employees and officers of the Company: The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $7.52, fair value of these options was estimated at $1,916 thousand with expected volatility based on comparable companies in the healthcare sector: 86.0%; risk-free interest rate: 2.28% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[2]	60,000 options were allocated to two external directors of the Company. The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $6.03, fair value of these options was estimated at $722 thousand with expected volatility based on comparable companies in the healthcare sector: 69.0%; risk-free interest rate: 1.99% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[3]	20,000 options were allocated to two independent directors of the Company: The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.22, fair value of these options was estimated at $100 thousand with expected volatility based on comparable companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[4]	114,129 restricted stock units (“RSUs”) were allocated to officers of the Company: The RSUs vesting period is dependent on the achievement of certain milestones. The fair value of these RSUs on the date of grant was approximately $412 thousand, using the quoted closing market share price of $3.61on the Nasdaq Global Market.
[5]	20,000 options were allocated to two external directors of the Company: The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $3.48, fair value of these options was estimated at $51 thousand with expected volatility based on comparable companies in the healthcare sector: 86.0%; risk-free interest rate: 1.64% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[6]	70,000 options were allocated to two Consultants: The options will vest between 3 to 5 years. Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The fair value of these options on the date of grant was approximately $230 thousand.
[7]	700,000 options were allocated to employees and officers of the Company: The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.99, fair value of these options was estimated at $4,113 thousand with expected volatility based on comparable companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[8]	100,000 options was allocated to an officer of the Company: The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.39, fair value of these options was estimated at $437 thousand with expected volatility based on comparable companies in the healthcare sector: 97.0%; risk-free interest rate: 2.15% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[9]	10,000 options was allocated to a Consultant: The options will vest over 3 years. Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The fair value of these options on the date of grant was approximately $30 thousand.
[10]	725,000 options were allocated to employees and officers of the Company: The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.08, fair value of these options was estimated at $3,232 thousand with expected volatility based on comparable companies in the healthcare sector: 97.0%; risk-free interest rate: 1.78% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[11]	140,000 RSUs were allocated to officers of the Company: The RSUs vesting period is dependent on the achievement of certain clinical performance milestones. The fair value of these RSUs on the date of grant was approximately $903 thousand, using the quoted closing market share price of $6.45 on the Nasdaq Global Market.
[12]	36,000 restricted stock units (“RSUs”) were allocated to an officer of the Company: The RSUs vesting period is dependent on the achievement of certain clinical performance milestones. The fair value of these RSUs on the date of grant was approximately $175 thousand, using the quoted closing market share price of $4.85 on the Nasdaq Global Market.
[13]	65,000 options were allocated to four independent directors of the Company: The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years. The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.71, fair value of these options was estimated at $337 thousand with expected volatility based on comparable companies in the healthcare sector: 97.0%; risk-free interest rate: 2.44% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
[14]	100,000 RSUs were allocated to officers of the Company: The RSUs vesting period is dependent on the achievement of certain milestones. The fair value of these RSUs on the date of grant was approximately $492 thousand, using the quoted closing market share price of $4.92 on the Nasdaq Global Market